8. Transaction with Related Parties (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Consulting expense	$ 47,841	$ 18,909	$ 160,463	$ 70,537
Chief Financial Officer [Member]
Contribution to capital			$ 200
Current Officers [Member]
Operating expenses incurred, amount paid by shareholder				$ 2,754
VOTOCAST [Member]
Shares issued for license, shares		200,000